Provisions - Provision for aircraft maintenance on leased aircraft (Details) € in Millions	12 Months Ended
	Mar. 31, 2023 EUR (€) aircraft	Mar. 31, 2022 EUR (€) aircraft	Mar. 31, 2021 EUR (€) aircraft
Provision for aircraft maintenance on leased aircraft
Disclosure of other provisions [line items]
Other provisions at beginning of year	€ 98.8	€ 53.2	€ 75.4
Increase in provision during the year	71.0	55.6	37.3
Utilization of provision upon the hand-back of aircraft		(10.0)	(59.5)
Other provisions at end of year	€ 169.8	€ 98.8	€ 53.2
Airbus A320
Disclosure of other provisions [line items]
Number of leased aircraft returned to lessor | aircraft	1
Boeing 737 Aircraft
Disclosure of other provisions [line items]
Number of leased aircraft returned to lessor | aircraft		3	11